Impairment of Long-Lived Assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges		$ 221	$ 183	$ 181
2016 Restructuring Plan [Member]
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges		103
2016 Restructuring Plan [Member] | Power Solutions
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges		64
2016 Restructuring Plan [Member] | Building Efficiency Other
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges		3
2016 Restructuring Plan [Member] | Corporate
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges		24
2016 Restructuring Plan [Member] | Building Efficiency Products North America [Member]
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges		8
2016 Restructuring Plan [Member] | Building Efficiency Asia
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges		$ 4
2016 Restructuring Plan [Member] | Discontinued Operations | Adient [Member]
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges	$ 87
2015 Restructuring Plan [Member]
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges			156
2015 Restructuring Plan [Member] | Building Efficiency Other
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges			16
2015 Restructuring Plan [Member] | Building Efficiency Systems and Service North America [Member]
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges			1
2015 Restructuring Plan [Member] | Corporate
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges			$ 139
2015 Restructuring Plan [Member] | Discontinued Operations | Adient [Member]
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges	27
2014 Restructuring Plan
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges				39
2014 Restructuring Plan | Building Efficiency Other
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges				34
2014 Restructuring Plan | Corporate
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges				$ 5
2014 Restructuring Plan | Discontinued Operations | Adient [Member]
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges	52
2014 Restructuring Plan | Discontinued Operations | Automotive Experience Electronics
Impairment of Long Lived Assets [Line Items]
Asset Impairment Charges	$ 43